Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Current ore stockpiles	$ 46,060	$ 30,137
Gold in-circuit	48,358	8,108
Ore on leach pads	28,025	17,314
Gold doré	17	25
Copper and gold concentrate	15,226	13,702
Molybdenum inventory	105,060	86,090
Total product inventories	242,746	155,376
Current production supplies	74,053	65,844
Total inventories	316,799	221,220
Amount of molybdenum mark-to-market adjustments, value	28,500	0
Inventory impairment	2,900	0
Gold-in-carbon
Statement Line Items [Line Items]
Inventories	46,900
Kumtor mine | Accumulated impairment [member]
Statement Line Items [Line Items]
Current production supplies	$ 10,700	$ 8,400